Acquisition of Liberty Dialysis Holdings (Tables)	9 Months Ended
Sep. 30, 2012
Business Acquisition, Date of Acquisition [Abstract]
Acquisition [Text Block]
Assets held for sale	$162,768
Trade accounts receivable	156,444
Other current assets	29,816
Deferred tax assets	14,932
Property, plant and equipment	174,400
Intangible assets and other assets	86,358
Goodwill	1,990,476
Accounts payable, accrued expenses and other current liabilities	(128,865)
Income tax payable and deferred taxes	(42,697)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(72,101)
Other liabilities	(26,402)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)

Total acquisition cost	$2,180,029

Less, at fair value, non-cash contributions
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,695,330